Financial risk management (Details) $ / shares in Units, € in Thousands, $ in Thousands, £ in Millions		1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 31, 2022 EUR (€)	Oct. 31, 2022 EUR (€)	Sep. 30, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€) $ / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)
Financial risk
Repayments of borrowings					€ 19,667	€ 1,004		€ 863
Percentage of revenue generated					29.40%	32.00%		31.30%
Write down of derivative financial instrument					€ 2,827			€ 808
Income from revaluation of derivative financial instruments					516	€ 752		93
Financial assets					€ 2,991	€ 18,526	€ 18,526
Proceeds from issuance of long-term debt								€ 5,000
Eurozone
Financial risk
Percentage of revenue generated					30.00%
Eurozone | Foreign exchange risk
Financial risk
Revenue invoiced (as a percent)					54.00%	61.00%		68.00%
US Dollars
Financial risk
Balances with banks					€ 4,200	€ 900	€ 900		$ 4,400		$ 1,000
US Dollars | Foreign exchange risk
Financial risk
Increase/decrease in designated risk component (as a percent)					10.00%	10.00%	10.00%		10.00%	10.00%	10.00%	10.00%
Loss due to relative change					€ 400	€ 100
Gain due to relative change					500	100
UK Pounds
Financial risk
Balances with banks					€ 1,000	€ 100	€ 100			£ 0.9		£ 0.1
UK Pounds | Foreign exchange risk
Financial risk
Increase/decrease in designated risk component (as a percent)					10.00%	10.00%	10.00%		10.00%	10.00%	10.00%	10.00%
Loss due to relative change					€ 100
Gain due to relative change					€ 100
voxeljet America
Financial risk
Increase/decrease in designated risk component (as a percent)					10.00%	10.00%	10.00%		10.00%	10.00%	10.00%	10.00%
Loss due to relative change					€ 700	€ 700
Gain due to relative change					900	900
Amount borrowed by affiliate					8,200	7,900	€ 7,900		$ 8,700		$ 9,000
European Investment Bank
Financial risk
Repayments of borrowings	€ 22,000	€ 22,000
Write down of derivative financial instrument					2,827
Income from revaluation of derivative financial instruments					€ 516
European Investment Bank | Interest rate risk
Financial risk
Increase/decrease in designated risk component (as a percent)					10.00%				10.00%	10.00%
Cash settled warrants, maturity date					5 years
Cash settled warrants, expiration date					10 years
EIB-Tranche A
Financial risk
Write down of derivative financial instrument		2,800	€ 4,700	$ 4,664	€ 2,827
Income from revaluation of derivative financial instruments						460
Increase of derivative asset						326
EIB-Tranche A | Equity price risk
Financial risk
Increase/decrease of the price per ADR | $ / shares							€ 1.00
Decrease of derivative asset						326
EIB-Tranche B1
Financial risk
Write down of derivative financial instrument			€ 900	$ 907
Income from revaluation of derivative financial instruments		€ 500			€ 516	292
EIB-Tranche B1 | Equity price risk
Financial risk
Increase/decrease of the price per ADR | $ / shares							€ 1.00
Increase of derivative liability						519
Decrease of derivative liability						€ 519